GOING CONCERN	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company’s unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

As reflected in the Company’s unaudited condensed consolidated financial statements, the Company has incurred a net loss of $1,882,881 for the six months ended June 30, 2026. During the six months ended June 30, 2026, the Company had a negative cash flow from operating activities of $2,090,111. As of June 30, 2026, the Company had accumulated deficit of $52,909,664. While the Company had a cash and working capital balance of $5,569,600 and $6,604,181, respectively, as of June 30, 2026, it may not be sufficient to fund its planned operations and contractual obligations for the next twelve months from the date of issuance of these unaudited condensed consolidated financial statements. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has financed the operations primarily through cash flow and proceeds from equity instrument financing (including the at-the-market offering, or ATM), where necessary.

Since March 2024, the Company has progressively registered and amended its securities offerings to facilitate capital raising through its At-the-Market Agreement, dated July 22, 2022, as amended on March 22, 2024 (“ATM Agreement”):

●	On March 22, 2024, the Company filed a new shelf registration statement on Form F-3 (the “New F-3 Registration Statement”, File No. 333-278175), which was declared effective on May 31, 2024. This covered a $9,600,000 base prospectus for various securities and a prospectus supplement for the sale of up to $4,267,622 of Ordinary Shares under the ATM Agreement.

●	The Company has subsequently filed four supplements to increase its ATM offering limits on December 18, 2024, June 17, 2025, February 5, 2026 and April 27, 2026, respectively, in which the Company registered additional $3,850,000, $3,200,000, $7,900,000 and $14,100,000, respectively, worth of Ordinary Shares.

For the six months ended June 30, 2026, the Company has received aggregate gross proceeds of approximately $2.3 million from sales of its securities pursuant to the ATM offering, and approximately $14.1 million of securities remain available for sale under the ATM offering, subject to the terms and conditions of the ATM Agreement and the availability of an effective registration statement.

As of September 22, 2026, the Company had approximately $4.80 million of cash, which is placed with financial institutions and is unrestricted as to withdrawal or use. The Company intends to mitigate the conditions of substantial doubt and meet the cash requirements for the next 12 months from the issuance date of the Company’s unaudited condensed consolidated financial statements by implementing management’s plan, including a combination of improving operational efficiency, cost reductions and debt and equity financing. The Company expects to collect the receivables timely and arrange payment schedule in accordance with the Company’s cash management plan.

If the Company fails to achieve these goals, the Company will likely need additional financing to execute its business plan. If additional financing is required, the Company may seek to raise capital through its ATM program. However, the Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all, as we may elect not to utilize the ATM facility due to unfavorable market prices or find that such funds are otherwise unavailable when needed.

In the event that financing sources are not available from any source, or that the Company is unsuccessful in increasing its gross profit margin and reducing operating losses, the Company may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Company’s business, prospects, financial condition and results of operations.

The Company has prepared its unaudited condensed consolidated financial statements on a going concern basis. However, there can be no assurance that the measures above can be achieved as planned. Based on management’s evaluation of the conditions existing as of June 30, 2026, together with the financing through ATM program, management has concluded that the Company does not have sufficient liquidity for at least one year from the date of the unaudited condensed consolidated statements to be issued. Therefore, the Company determined that the substantial doubt about the Company’s ability to continue as a going concern has not been alleviated. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. If the Company is unable to continue as a going concern, it may have to liquidate or otherwise dispose of its assets, and the amounts realized upon such liquidation or disposition may be less than the carrying amounts of such assets reflected in the unaudited condensed consolidated financial statements.